     As filed with the Securities and Exchange Commission on May __, 1997

                                        Securities Act  File No.333-06849
                                 Investment Company Act File No. 811-07677


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                         Pre-Effective Amendment No.__                 [ ]

                        Post-Effective Amendment No. 1                 [x]
                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[ ]

                                Amendment No. 3                        [x]

                  ___________________________________________
                        (Check appropriate box or boxes)

                         PROFIT FUNDS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                         8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (301) 650-0059
                  ____________________________________________

                                Eugene A. Profit
                President, Chief Executive Officer and Secretary
                         Profit Funds Investment Trust
                         8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Wendell M. Faria, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                  1299 Pennsylvania Avenue, N.W., Tenth Floor
                            Washington, D.C.  20004
               _________________________________________________

It is proposed that this filing will become effective

(check appropriate box)
    [x]  Immediately upon filing pursuant to paragraph (b) of Rule 485
    [ ]  On (date) pursuant to paragraph (b) of Rule 485
    [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [ ]  On (date) pursuant to paragraph (a)(1) of Rule 485
    [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [ ]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year end September 30, 1997 will be filed with the Commission on or before November 30, 1997.

                         PROFIT FUNDS INVESTMENT TRUST

     POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM N-1A
                             Cross Reference Sheet
                            Pursuant to Rule 481(a)
                        Under the Securities Act of 1933
                        --------------------------------

PART A
------

Item No.    Registration Statement Caption              Caption in Prospectus
--------    ------------------------------              ---------------------
1.          Cover Page                                  Cover Page

2.          Synopsis                                    Expense Information

3.          Condensed Financial Information             Performance Information

4.          General Description of Registrant           Operation of the Fund;
                                                        Investment Objective,
                                                        Investment Policies and
                                                        Risk Considerations

5.          Management of the Fund                      Operation of the Fund

6.          Capital Stock and Other Securities          Cover Page; Operation of
                                                        the Fund; Dividends and
                                                        Distributions; Taxes

7.          Purchase of Securities Being Offered        How to Purchase Shares;
                                                        Shareholder Services;
                                                        Distribution Plan;
                                                        Calculation of Share
                                                        Price; Application

8.          Redemption or Repurchase                    How to Redeem Shares;
                                                        Shareholder Services;
                                                        Distribution Plan

9.          Pending Legal Proceedings                   Inapplicable

PART B
------
                                                        Caption in Statement
                                                        of Additional
Item No.    Registration Statement Caption              Information
--------    ------------------------------              --------------------
10.         Cover Page                                  Cover Page

11.         Table of Contents                           Table of Contents

                                      (i)

12.           General Information and History           The Trust



13.           Investment Objectives and Policies        Definitions, Policies
                                                        and Risk Considerations;
                                                        Quality Ratings of
                                                        Corporate Bonds and
                                                        Preferred Stocks;+
                                                        Investment Limitations;
                                                        Securities Transactions;
                                                        Portfolio Turnover

14.           Management of the Fund                    Trustees and Officers

15.           Control Persons and Principal Holders     Inapplicable
              of Securities

16.           Investment Advisory and Other Services    The Investment Manager;
                                                        The Investment Adviser;
                                                        The Distributor;
                                                        Distribution Plan;
                                                        Custodian; Auditors

17.           Brokerage Allocation and Other Practices  Securities Transactions

18.           Capital Stock and Other Securities        The Trust

19.           Purchase, Redemption and Pricing of       Calculation of Share
              Securities Being Offered                  Price; Redemption in
                                                        Kind

20.           Tax Status                                Taxes

21.           Underwriters                              The Distributor

22.           Calculation of Performance Data           Historical Performance
                                                        Information

23.           Financial Statements                      Financial Statements

PART C
------

          The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                    PROSPECTUS
       May 30, 1997

                         PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
                                 (301) 650-0059


                            PROFIT LOMAX VALUE FUND

--------------------------------------------------------------------------------

     The Profit Lomax Value Fund (the "Fund"), a separate series of Profit Funds Investment Trust (the "Trust"), seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

     Investor Resources Group, Inc. (the "Manager") serves as the investment manager to the Fund. The Edgar Lomax Company ("Edgar Lomax") manages the Fund's investments under the supervision of the Manager.

     The name "PROFIT" is derived from the name of the founder and principal shareholder of the Manager, Eugene A. Profit, and is not intended as an indication of the investment objective and policies of the Fund nor of any series of the Trust.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated May 30, 1997 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information may be obtained at no charge by calling the toll-free number listed below.
--------------------------------------------------------------------------------

       For Information or Assistance in Opening An Account, Please Call:

          Nationwide (Toll-Free) . . . . . . . . . . . (888) 744-2337
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
-------------------

Shareholder Transaction Expenses
--------------------------------

     Sales Load Imposed on Purchases . . . . . . . . . None
     Sales Load Imposed on Reinvested Dividends. . . . None
     Redemption Fee. . . . . . . . . . . . . . . . . . None*

* Shareholders may be required to pay a wire transfer fee charged by their receiving bank in the case of redemptions made by wire. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------

     Management Fees . . . . . . . . . . . . . . .  1.25%

     12b-1 Fees. . . . . . . . . . . . . . . . . .  0.25%/(A)/

     Other Expenses. . . . . . . . . . . . . . . .  0.45%/(B)/
                                                    -----
     Total Fund Operating Expenses . . . . . . . .  1.95%/(B)/
                                                    =====

/(A)/ The Fund incurs 12b-1 fees of up to .25% per annum. As a result, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers, Inc.

/(B)/ The Manager has voluntarily agreed to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total Fund operating expenses at a maximum level of 1.95%. Absent such reimbursement, Other Expenses for the current fiscal year would be 1.70% based on an expected Fund net average size of $10 million, and Total Fund Operating Expenses would be 3.2%, also based on an expected Fund net average size of $10 million.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example

You would pay the following
expenses on a $1,000
investment, assuming
(1) 5% annual return and
(2) redemption at the end
of each time period:             1 Year              $20
                                 3 Years              61


INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

     The investment objective of the Fund is to seek a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). At least 65% of the Fund's total assets will be invested in equity securities, which include common stock, preferred stock and bonds convertible into common stock, and warrants and rights for the purchase of common stock. Dividend income is only an incidental consideration to the Fund's investment objective. The Fund is not intended to be a complete investment program for any investor, and there is no assurance that its investment objective can be achieved.

     The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. Neither the Manager nor Edgar Lomax has previously provided investment advisory services to a registered investment company.

     The Fund's investment strategy is designed to fully participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. Edgar Lomax uses a disciplined, value-oriented process in order to select stocks generally having the following characteristics:

     -  low price/earnings ratios
     -  strong balance sheet ratios
     -  high and/or stable dividend yields
     -  low price/book ratios

     The Fund will invest primarily in the common stocks of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). Edgar Lomax believes these stocks enjoy low expectations from investors in general and are undervalued. As a result, in Edgar Lomax's opinion, average "earnings" performance by such companies can result in superior stock performance, and disappointing "earnings" should result in minimal negative stock performance.

     Investments in common stock and other types of equity securities (such as preferred stock, convertible securities and warrants) are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of Edgar Lomax. As a result, the return and net asset value of the Fund will fluctuate.

     The Fund will invest primarily in domestic securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, Edgar Lomax will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

     The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. Although the Fund invests primarily in common stock, the Fund may also invest in securities convertible into common stock (such as convertible bonds, convertible preferred stock and warrants). The Fund may invest in convertible preferred stock and convertible bonds which are rated at the time of purchase in the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or
Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or unrated securities determined by Edgar Lomax to be of comparable quality. Preferred stock and bonds rated Baa or BBB have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and Edgar Lomax will sell such security, subject to market conditions and Edgar Lomax's assessment of the most opportune time for sale. The Fund does not intend to hold more than 5% of its net assets in securities rated Baa (or BBB) or lower, or, if unrated, which Edgar Lomax determines to be of comparable quality.

     When Edgar Lomax believes substantial price risks exist for common stocks and securities convertible into common stock because of uncertainties in the investment outlook, or when in the judgment of Edgar Lomax it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments in commercial paper for temporary defensive purposes will be limited to commercial paper rated A-2 or better by Standard & Poor's Ratings Group or Prime-2 or better by Moody's Investors Services, Inc. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion, and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Such agreements will be collateralized by U.S. Government obligations or other liquid high-grade debt obligations, which will be held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank or in the Federal Reserve Book Entry System, and will be maintained at a value that equals or exceeds the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund will be invested in such securities and other illiquid securities.

     Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a shorter duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     Lending Portfolio Securities. The Fund may, from time to time, lend securities on a short-term basis (i.e. for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund has the ability to make loans of all of its portfolio securities, it is the present intention of the Fund, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     Borrowing and Pledging. The Fund may borrow money from banks, provided that immediately after such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to borrow only for emergency or extraordinary purposes and not for leverage.

     Portfolio Turnover. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by Edgar Lomax. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 50%, but may be either higher or lower. High turnover may require the payment of correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund will not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. (See discussion under "Taxes").

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $2,500 ($1,000 for tax-deferred retirement plans). The Fund may, in the Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund's transfer agent, State Street Bank and Trust Company ("State Street"), by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by State Street by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by State Street by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by State Street after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a signed completed account application to State Street Bank and Trust Company, P.O. Box 8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable to the "Profit Lomax Value Fund" and should be in U.S. dollars. Third party checks, credit cards, credit card checks and cash will not be accepted. An account application is included with this Prospectus.

     The Fund will mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, State Street, and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors. Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or State Street in the transaction.

     You may also open an account and make an initial investment in the Fund by wire. Please telephone State Street for instructions (Nationwide call toll-free 888-744-2337) before wiring funds. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. The wiring bank generally will be a member of the Federal Reserve Banking System or have a relationship with a bank that is. This bank will normally charge you a fee for handling the transaction.

           Federal funds should be wired to

             State Street Bank and Trust Company
                       ABA # 01100028
         For Credit to Account # 9905-232-6

                            Profit Lomax Value Fund

     For further credit to Account # (insert your account number, name and control number assigned by State Street).

     As long as you have read the Prospectus, you may establish most new accounts by wire. When new accounts are established in this manner, the distribution options will be set to reinvestment of such distribution and your social security or tax identification number ("TIN") will not be certified until a signed application is received by State Street. Completed applications should be forwarded immediately to State Street or to the Fund. With the purchase application, the shareholder may specify other distribution options (i.e. other than reinvest) and may add any special features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to Federal tax withholding.

     Your investment in the Fund will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Fund does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

     You may purchase additional shares of the Fund by mail or by bank wire. Checks should be sent to State Street Bank and Trust Company, P.O. Box 8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable or endorsed to the "Profit Lomax Value Fund." Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to permit proper crediting. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such a requirement.

SHAREHOLDER SERVICES
--------------------

     The Fund provides special services to shareholders in connection with certain purchase and redemption plans. You should contact the Fund or Boston Financial Data Services, Inc. ("BFDS"), the Fund's shareholder servicing agent (Nationwide call toll-free 888-744-2337) for additional information about the shareholder services described below.

     Tax-Deferred Retirement Plans
     -----------------------------

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

     Direct Deposit Plans
     --------------------

          Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

          You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial investment under this plan is $500 and subsequent investments must be $50. BFDS pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to assess reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
--------------------

          You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

          Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you may be charged a processing fee by your bank. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Broker-dealers that are unaffiliated with the Trust or the Fund's Manager or Adviser may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Fund or BFDS of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders to State Street. Payment will be made within three business days after tender is made to the Fund or State Street in proper form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or State Street, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $2,500 (based on actual amounts invested, unaffected by market fluctuations), or $1,000 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend your right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

       Automatic Withdrawal Plan
       -------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

     Share Option -      income distributions and capital gains distributions
                         reinvested in additional shares.

     Income Option -     income distributions and short-term capital gains
                         distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

     Cash Option -       income distributions and capital gains distributions
                         paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

TAXES
-----

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your

Fund shares. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of Profit Funds Investment Trust, an open-end management investment company organized as a Massachusetts business trust on June 14, 1996. The Fund commenced operations on November 15, 1996 and has no prior operating history. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services for the Fund.

     The Fund has retained Investor Resources Group, Inc. (the "Manager"), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The Manager, which was incorporated in the State of Delaware on February 16, 1996, has not previously served as investment manager to a registered investment company. Eugene A. Profit is the controlling shareholder of the Manager.

     The Fund pays the Manager a fee at the annual rate of 1.25% of the average value of the Fund's daily net assets. The Manager currently intends to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. There is no assurance, however, that such reimbursement will be made in the current or future fiscal years, and expenses of the Fund may therefore exceed 1.95% of its average daily net assets.

     The Edgar Lomax Company ("Edgar Lomax"), 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has been retained by the Manager to serve as subadviser to the Fund. Edgar Lomax was organized in 1986 and specializes in the management of institutional portfolios.

Randall R. Eley, the President, Chief Investment Officer and controlling shareholder of Edgar Lomax, is primarily responsible for managing the Fund's portfolio. Mr. Eley founded Edgar Lomax in 1986.

     The Manager pays Edgar Lomax a fee equal to 0.50% per annum of the average value of the Fund's daily net assets for the services Edgar Lomax provides to the Fund.

     In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including organizational expenses, fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the Fund's administrator, custodian and transfer agent, fees and expenses of members of the Board of Trustees who are not affiliated persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Fund's officers and Trustees with respect thereto.

     The Fund has entered into an Underwriting Agreement with Countrywide Investments, Inc. ("Countrywide" or "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, under which Countrywide provides distribution services to the Fund. Under the terms of the Underwriting Agreement, and in accordance with the Fund's Distribution Plan, the Fund or the Manager pays all costs relating to distribution of Fund shares, subject to a limit of 0.25% per annum of the average daily net asset value of the Fund, for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager.

     The Fund has entered into an Administration Agreement with SEI Fund Resources ("SEI" or "Administrator"), 680 E. Swedesford Road, Wayne, Pennsylvania 19087, under which SEI provides administrative and accounting services to the Fund. As Administrator, SEI supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. SEI also provides fund accounting and related portfolio accounting services to the Fund. For providing these services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets on the first $50 million of the Trust, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000.

     The Fund has retained State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as its Transfer Agent. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, Edgar Lomax may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Consistent with its obligation to seek best execution for the Fund, Edgar Lomax may also consider such factors as price (including the applicable brokerage commission or dealer spread), execution capability, financial responsibility, responsiveness, and brokerage and research services provided when selecting brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Fund, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Fund, the Manager or Edgar Lomax.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees will promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company

Act of 1940 in order to facilitate communications among shareholders.


DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Manager for certain distribution-related expenses, including the following: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Manager; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the date the Plan terminates.

     Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services. In selecting investments for the Fund, however, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week,
                 ------  -----  -----------------------  -------------
Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare
--------  -------    ------------------------------
its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of Edgar Lomax's view of current or past market conditions or historical trends.

     Set forth below is the "average annual total return" for the Fund from November 15, 1996, the date the Fund commenced operations, to March 31, 1997, the end of the most recent calendar quarter. The performance figure for the Fund included below is compared with the performance of the S&P 500 Index for a similar period.

Fund Performance


Period                   Total Return         S&P 500 Index
------                   ------------         -------------
November 15, 1996
To March 31, 1997             4.30%                3.62%

     Prior Performance of Edgar Lomax. The investment performance of Edgar Lomax illustrated below represents from January 1, 1994 to the end of the first quarter of 1997 the performance for all of Edgar Lomax's portfolios with a market value of $1 million or more (the "Portfolios") which were managed with investment objectives, policies and strategies substantially similar to those employed by Edgar Lomax in managing the Fund. The performance results of Portfolios having a market value of $1 million or more were selected for inclusion in the figures presented below because, in the opinion of the Manager and Edgar Lomax, such Portfolios will be comparable to the Fund's expected average asset size during its early months of operation and, therefore, will be relevant to a potential investor in the Fund. All rates of return included below are net of management fees and brokerage commissions (including commissions paid in connection with any brokerage "wrap fee" account) and assume reinvestment of dividends and income.

     While the Fund employs investment objectives and policies that are substantially similar to those employed by Edgar Lomax in managing the Portfolios, the Fund may be subject to certain restrictions on its investment activities to which Edgar Lomax was not previously subject and which may affect Fund performance. For example, unlike the Portfolios, the Fund is subject to diversification requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended (including the rules and regulations issued thereunder), and requirements on distributing income to shareholders. The Fund is also subject to other investment restrictions imposed by the Investment Company Act. Operating expenses are incurred by the Fund which were not incurred by Edgar Lomax in managing the Portfolios. It is not intended that the following performance data be relied upon by investors as an indication of future performance of the Fund.


Periodic Rates of Return

                                                           S&P
Period                       Total Return*              500 Index
------                       -------------              ---------
Year Ended
December 31, 1994                3.38%                    1.30%

Year Ended
December 31, 1995               45.74%                   37.53%

Year Ended
December 31, 1996               22.04%                   22.99%


January 1, 1994 through
March 31, 1997

Annualized Return               21.32%                   18.98%
Cumulative Return               87.42%                   75.93%

* The performance results shown have been computed and presented in accordance with guidelines promulgated by the Association for Investment Management and Research. The results reflect the total return on discretionary accounts for which Edgar Lomax served as investment adviser during the periods shown, less investment advisory fees (and brokerage commissions, including commissions that were paid in connection with a wrap fee brokerage account).

             For Information or Assistance in Opening an Account,
           Please Call: Nationwide (Toll-Free) . . . (888) 744-2337


                         PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910

                               Board of Trustees
                               Eugene A. Profit
                             Joseph A. Quash, M.D.
                              Raymond S. McGaugh
                              Robert M. Milanicz
                           Ronald R. Davenport, Jr.
                            Larry E. Jennings, Jr.

                              Investment Manager
                        INVESTOR RESOURCES GROUP, INC.
                        8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
                                (301) 650-0059

                              Investment Adviser
                            THE EDGAR LOMAX COMPANY
                        6564 Loisdale Court, Suite 310
                          Springfield, Virginia 22150

                                Transfer Agent
                      STATE STREET BANK AND TRUST COMPANY
                                 P.O. Box 8020
                       Boston, Massachusetts 02266-8020

                              Shareholder Service
                              -------------------
                     Nationwide: (Toll-Free) 888-744-2337

TABLE OF CONTENTS
Expense Information.......................................
Investment Objective, Investment Policies and
  Risk Considerations.....................................
How to Purchase Shares
Shareholder Services......................................
How to Redeem Shares......................................
Dividends and Distributions...............................
Taxes.....................................................
Operation of the Fund.....................................
Distribution Plan.........................................
Calculation of Share Price................................
Performance Information...................................

----------------------------------------------------------------------

     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                                                                PROSPECTUS
                                                                _______, 1997

                         PROFIT FUNDS INVESTMENT TRUST
                        8720 Georgia Avenue, Suite 808
                         Silver Spring, Maryland 20910
                              (301) 650-0059


                     PROFIT LOMAX INSTITUTIONAL EQUITY FUND
          ____________________________________________________________

     The Profit Lomax Institutional Equity Fund (the "Fund"), a separate series of Profit Funds Investment Trust (the "Trust"), seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies: i.e., companies having a market
                                              ----
capitalization exceeding $1 billion. Dividend income is only an incidental consideration to the Fund's investment objective.

     Investor Resources Group, Inc. (the "Manager") serves as the investment manager to the Fund. The Edgar Lomax Company ("Edgar Lomax") manages the Fund's investments under the supervision of the Manager.

     The name "PROFIT" is derived from the name of the founder and principal shareholder of the Manager, Eugene A. Profit, and is not intended as an indication of the investment objective and policies of the Fund nor of any series of the Trust.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated _______, 199_ has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information may be obtained at no charge by calling the toll-free number listed below.

____________________________________________________________

For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . 888-744-2337
____________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
-------------------

Shareholder Transaction Expenses
--------------------------------

     Sales Load Imposed on Purchases . . . . . . . . . None
     Sales Load Imposed on Reinvested Dividends. . . . None
     Redemption Fee. . . . . . . . . . . . . . . . . . None*

* Shareholders may be required to pay a wire transfer fee charged by their receiving bank in the case of redemptions made by wire. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------

     Management Fees . . . . . . . . . . . . . . . 1.25%
      12b-1 Fees. . . . . . . . . . . . . . . . . . None
     Other Expenses. . . . . . . . . . . . . . . . 0.45%/(A)/
                                                   -----
     Total Fund Operating Expenses (after waivers) 1.70%/(A)/
                                                   =====

/(A)/ The Manager has voluntarily agreed to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total Fund operating expenses at a maximum level of 1.70%. Absent such reimbursement, Other Expenses for the current fiscal year would be 1.95% based on an expected Fund net average size of $10 million, and Total Fund Operating Expenses would be 3.2%, also based on an expected Fund net average size of $10 million.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example
-------

You would pay the following
expenses on a $1,000
investment, assuming
(1) 5% annual return and
(2) redemption at the end
of each time period:             1 Year              $17
                                 3 Years              54

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

     The investment objective of the Fund is to seek a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies: i.e., companies having a market capitalization
                          ----
exceeding $1 billion. At least 65% of the Fund's total assets will be invested in equity securities, which include common stock, preferred stock and bonds convertible into common stock, and warrants and rights for the purchase of common stock. Dividend income is only an incidental consideration to the Fund's investment objective.

     The Fund is not intended to be a complete investment program for any investor, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. Neither the Manager nor Edgar Lomax has previously provided investment advisory services to a registered investment company.

     The Fund's investment strategy is designed to fully participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. Edgar Lomax uses a disciplined, value-oriented process in order to select stocks generally having the following characteristics:

  -  low price/earnings ratios
  -  strong balance sheet ratios
  -  high and/or stable dividend yields
  -  low price/book ratios

     The Fund will invest primarily in the common stocks of established, larger capitalization companies (i.e., companies having a market capitalization
                          ----
exceeding $1 billion). Edgar Lomax believes these stocks enjoy low expectations from investors in general and are undervalued. As a result, in Edgar Lomax's opinion, average "earnings" performance by such companies can result in superior stock performance, and disappointing "earnings" should result in minimal negative stock performance.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of Edgar Lomax. As a result, the return and net asset value of the Fund will fluctuate.

     The Fund will invest primarily in domestic securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, Edgar Lomax will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

     The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. Although the Fund invests primarily in common stock, the Fund may invest in securities convertible into common stock (such as convertible bonds, convertible preferred stocks and warrants). The Fund may invest in convertible preferred stock and convertible bonds which are rated at the time of purchase in the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or unrated securities determined by Edgar Lomax to be of comparable quality. Preferred stocks and bonds rated Baa or BBB have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and Edgar Lomax will sell such security, subject to market conditions and Edgar Lomax's assessment of the most opportune time for sale. The Fund does not intend to hold more than 5% of its net assets in securities rated Baa (or BBB) or lower, or, if unrated, which Edgar Lomax determines to be of comparable quality.

     When Edgar Lomax believes substantial price risks exist for common stocks and securities convertible into common stock because of uncertainties in the investment outlook or when in the judgment of Edgar Lomax it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments in commercial paper for temporary defensive purposes will be limited to commercial paper rated A-2 or better by Standard & Poor's Ratings Group or Prime-2 or better by Moody's Investors Services, Inc. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion, and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Such agreements will be collateralized by U.S. Government obligations or other liquid high-grade debt obligations which will be held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank or in the Federal Reserve Book Entry System, and will be maintained at a value that equals or exceeds the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund will be invested in such securities and other illiquid securities.

     Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a shorter duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     Lending Portfolio Securities. The Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund has the ability to make loans of all of its portfolio securities, it is the present intention of the Fund, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets.

     Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     Borrowing and Pledging. The Fund may borrow money from banks, provided that immediately after such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to borrow only for emergency or extraordinary purposes and not for leverage.

     Portfolio Turnover. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by Edgar Lomax. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 50%, but may be either higher or lower. High turnover may require the payment of correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund will not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. (See "Taxes").

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $1,000,000. The Fund may, in the Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund's transfer agent, State Street Bank and Trust Company ("State Street"), by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by State Street by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by State Street by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by State Street after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to State Street Bank and Trust Company, P.O. Box 8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable to the "Profit

Lomax Institutional Equity Fund." An account application is included with this Prospectus.

     The Fund will mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, State Street and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors. Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or State Street in the transaction.

     You may also open an account and make an initial investment in the Fund by wire. Please telephone State Street (Nationwide call toll-free 888-744-2337) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. The wiring bank generally will be a member of the Federal Reserve Banking System or have a relationship with a bank that is. This bank will normally charge you a fee for handling this transaction.

     As long as you have read the Prospectus, you may establish most new accounts by wire. When new accounts are established in this manner, the distribution options available to you will be set to reinvestment of such distribution and your social security number or tax identification number ("TIN") will not be certified until a signed application is received by State Street. Completed applications should be forwarded immediately to State Street or to the Fund. With the purchase application, the shareholder may specify other distribution options (i.e., other than reinvest) and may add any special
                            ----
features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to federal tax withholding.

     Your investment in the Fund will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Fund does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

     You may purchase additional shares of the Fund by mail or by bank wire. Checks should be sent to State Street Bank and Trust Company, P.O. Box 8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable or endorsed to the "Profit Lomax Institutional Equity Fund." Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to ensure proper crediting. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such a requirement.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you may be charged a processing fee by your bank. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Broker-dealers that are unaffiliated with the Trust or the Fund's Manager or Adviser may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Fund or State Street of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders to State Street. Payment will be made within three business days after tender is made to the Fund or to State Street in proper form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or State Street, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

  Share Option -      income distributions and capital gains distributions
                      reinvested in additional shares.

  Income Option -     income distributions and short-term capital gains
                      distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

  Cash Option -       income distributions and capital gains distributions
                      paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

TAXES
-----

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.
Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information or further information.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of Profit Funds Investment Trust, an open-end management investment company organized as a Massachusetts business trust on June 14, 1996. The Fund commenced operations on the date of the Prospectus and has no prior operating history. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services for the Fund.

     The Fund has retained Investor Resources Group, Inc. (the "Manager"), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The Manager, which was incorporated in the State of Delaware on February 16, 1996, has not previously served as investment manager to a registered investment company. Eugene A. Profit is the controlling shareholder of the Manager.

     The Fund pays the Manager a fee at the annual rate of 1.25% of the average value of the Fund's daily net assets. The Manager currently intends to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.70% per annum of the Fund's average daily net assets. There is no assurance, however, that such reimbursement will be made in the current fiscal year or future fiscal years, and expenses of the Fund may therefore exceed 1.70% of its average daily net assets.



     The Edgar Lomax Company ("Edgar Lomax"), 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150 has been retained by the Manager to serve as subadviser to the Fund. Edgar Lomax was organized in 1986 and specializes in the management of institutional portfolios. For its services, the Manager pays Edgar Lomax a fee at the annual rate of 0.37% of the average value of the Fund's daily net assets.

     Randall R. Eley, the President, Chief Investment Officer and controlling shareholder of Edgar Lomax, is primarily responsible for managing the Fund's portfolio. Mr. Eley founded Edgar Lomax in 1986.

     In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including organizational expenses, fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Fund's officers and Trustees with respect thereto.

     The Fund has entered into an Underwriting Agreement with Countrywide Investments, Inc. ("Countrywide" or "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, under which Countrywide provides distribution services to the Fund. Under the terms of the Underwriting Agreement, and in accordance with the Fund's Distribution Plan, the Fund or the Manager pays all costs relating to distribution of Fund shares, subject to a limit of 0.25% per annum of the average daily net asset value of the Fund, for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager.

     The Fund has entered into an Administration Agreement with SEI Fund Resources ("SEI" or "Administrator"), 680 E. Swedesford Road, Wayne, Pennsylvania 19087, under which SEI provides administrative and accounting services to the Fund. As Administrator, SEI supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. SEI also provides fund accounting and related portfolio accounting services to the Fund. For providing these services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets of the first $50 million of the Trust, 0.125% of the average daily net assets of the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000.

     The Fund has retained State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as its Transfer Agent. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 serves as the Fund's dividend disbursing agent and shareholder servicing agent. BFDS is a subsidiary of State Street Bank and Trust Company.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, Edgar Lomax may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Consistent with its obligation to seek best execution for the Fund, Edgar Lomax may also consider such factors as price (including the applicable brokerage commission or dealer spread), execution capability, financial responsibility, responsiveness, and brokerage and research services provided when selecting brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Fund, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Fund, the Manager or Edgar Lomax.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees will promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance.

     The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc.("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week,
                 ------  -----  -----------------------  -------------
Barron's, Fortune or Morningstar Mutual Fund Values.  The Fund may also compare
--------  -------    ------------------------------
its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of Edgar Lomax's view of current or past market conditions or historical trends.

     Prior Performance of Edgar Lomax. The investment performance of Edgar Lomax illustrated below represents from January 1, 1994 to the end of the first quarter of 1997 the performance for all of Edgar Lomax's portfolios with a market value of $1 million or more (the "Portfolios") which were managed with investment objectives, policies and strategies substantially similar to those to be employed by Edgar Lomax in managing the Fund. The performance results of Portfolios having a market value of $1 million or more were selected for inclusion in the figures presented below because, in the opinion of the Manager and Edgar Lomax, such Portfolios will be comparable to the Fund's expected average asset size during its early months of operation and, therefore, will be relevant to a potential investor in the Fund. All rates of return shown are net of management fees and brokerage commissions (including commissions paid in connection with any brokerage "wrap fee" account) and assume reinvestment of dividends and income.

     While the Fund employs investment objectives and strategies that are substantially similar to those employed by Edgar Lomax in managing the Portfolios, the Fund may be subject to certain restrictions on its investment activities to which Edgar Lomax was not previously subject and which may affect Fund performance. For example, unlike the Portfolios, the Fund is subject to diversification requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986 (including the rules and regulations issued thereunder), and requirements on distributing income to shareholders. The Fund is also subject to other investment restrictions imposed by the Investment Company Act. Operating expenses are incurred by the Fund which were not incurred by Edgar Lomax in managing the Portfolios. It is not intended that the following performance data be relied upon by investors as an indication of future performance of the Fund.

Periodic Rates of Return

                                               S&P
Period                      Total Return*      500
------                      ------------       ---
Year Ended
December 31, 1994              3.38%          1.30%

Year Ended
December 31, 1995             45.74%         37.53%

Year Ended
December 31, 1996             22.04%         22.99%

January 1, 1994 through
March 31, 1997

Annualized Return             21.32%         18.98%

Cumulative Return             87.42%         75.93%


* The performance results shown have been computed and presented in accordance with guidelines promulgated by the Association for Investment Management and Research. The results reflect the total return on discretionary accounts for which Edgar Lomax served as investment adviser during the periods shown, less investment advisory fees (and brokerage commission, including commissions that were paid in connection with a wrap fee brokerage account).

PROFIT FUNDS INVESTMENT TRUST
8720 Georgia Avenue, Suite 808
Silver Spring, Maryland 20910
Nationwide: (Toll-Free) 888-744-2337

Board of Trustees
Eugene A. Profit
Joseph A. Quash, M.D.
Raymond S. McGaugh
Robert M. Milanicz
Ronald R. Davenport, Jr.
Larry E. Jennings, Jr.

Investment Manager
INVESTOR RESOURCES GROUP, INC.
8720 Georgia Avenue, Suite 808
Silver Spring, Maryland 20910

Investment Adviser
THE EDGAR LOMAX COMPANY
6564 Loisdale Court, Suite 310
Springfield, Virginia 22150

Transfer Agent
STATE STREET BANK AND TRUST COMPANY
P.O. Box 8020
Boston, Massachusetts 02266-8020

Shareholder Service
-------------------
Nationwide: (Toll-Free) 888-744-2337

TABLE OF CONTENTS

Expense Information. . . . . . . . . . . . . . . . . . . . .
 Investment Objective, Investment Policies and
  Risk Considerations. . . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund. . . . . . . . . . . . . . . . . . . .
Calculation of Share Price . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
____________________________________________________________

  No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                         PROFIT FUNDS INVESTMENT TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 30, 1997

                            Profit Lomax Value Fund
                     Profit Lomax Institutional Equity Fund

                               TABLE OF CONTENTS
                               -----------------

                                                              PAGE
                                                              ----
The Trust. . . . . . . . . . . . . . . . . . . . . . . . . .
Definitions, Policies and Risk Considerations. . . . . . . .
Quality Ratings of Corporate Bonds and Preferred Stock. . .
Investment Limitations . . . . . . . . . . . . .
Trustees and Officers . . . . . . . . . . . . . . . . . . .
The Investment Manager . . . . . . . . . . . . . . . . . . .
The Investment Adviser
The Distributor . . . . . . . . . . . . . . . . . . . . . .
Distribution Plan . . . . . . . . . . . . . . . . . . . . .
Administrator . . .
Transfer Agent, Dividend Disbursing Agent and
  Shareholder Servicing Agent . . . . . . . . . . . . . . .
Custodian . . . . .
Auditors . . . . . . . . . . . . . . . . . . . . . . . . .
Legal Counsel . . . . . . . . . . . . . . . . . . . . . . .
Securities Transactions . . . . . . . . . . . . . . . . . .
Portfolio Turnover .
Calculation of Share Price . . . . . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .
Redemption in Kind . . . . . . . . . . . . . . . . . . . . .
Historical Performance Information . . . . . . . . . . . . .
Statements of Assets and Liabilities . . . . . . . . . . . .


          This Statement of Additional Information supplements the Prospectuses offering shares of the Profit Lomax Value Fund and the Profit Lomax Institutional Equity Fund. Each Fund is a series of the Profit Funds
Investment Trust, a registered open-end management investment company (the "Trust"). This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectuses, should be read only in conjunction with the Prospectuses for the Funds, dated May 30, 1997, as they may from time to time be revised.

          Because this Statement of Additional Information is not a prospectus, no investment in shares of any Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the applicable Fund to which it relates. A copy of a Fund's Prospectus may be obtained by writing the Fund at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, or by calling the Fund toll-free at 888-744-2337. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

          The name "PROFIT" is derived from Eugene A. Profit, the founder and principal shareholder of Investor Resources Group, Inc., the Manager of the Trust. "PROFIT" is not intended to be an indication of the investment objective and policies of any series or Funds of the Trust.

                                   THE TRUST
                                   ---------

          Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust on June 14, 1996. The Trust currently offers investors only the Profit Lomax Value Fund, a series of the Trust, but may in the future offer the Profit Lomax Institutional Equity Fund and other series to investors. (Each series of the Trust is referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

          Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

          Under Massachusetts law, in certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The

Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

          A more detailed discussion of some of the terms used and investment policies described in the Prospectuses (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

          Majority.  As used in the Prospectuses and this Statement of
          --------
Additional Information, the term "majority" of the outstanding shares of the Trust (or of either Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

          Commercial Paper.  Commercial paper consists of short-term (usually
          ----------------
from one to two hundred and seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated in one of the two highest categories by either Moody's Investors Service, Inc. (Prime-1 or Prime-2) or Standard & Poor's Ratings Group (A-1 or A-2) or, if unrated, which Edgar Lomax determines to be of equivalent quality in accordance with guidelines established by the Board of Trustees. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, pursuant to guidelines established by the Board of Trustees, such note is considered to be liquid.

          The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; and the financial strength of the parent company and the relationships which exist with the issuer. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

          Bank Debt Instruments.  Bank debt instruments in which the Funds may
          ---------------------
invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

          U.S. Government Obligations.  "U.S. Government obligations" include
          ---------------------------
securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds.

          Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e. all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

          Repurchase Agreements.  Each Fund may enter into repurchase
          ---------------------
agreements with its Custodian, with banks having assets in excess of $10 billion and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets will be invested in such securities and other illiquid securities.

          Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

          For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller.

          Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

          Loans of Portfolio Securities.  Each Fund may lend its portfolio
          -----------------------------
securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

          Foreign Securities.  Subject to each Fund's investment policies and
          ------------------
quality and maturity standards, the Funds may invest in the securities (payable in U.S. dollars) of foreign issuers. Investments in foreign securities may include investments in sponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.

          Investments in foreign securities, including ADRs, involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

          Convertible Securities. The Funds may invest in covertible securities:
          ----------------------
i.e., preferred stock or preferred bonds which may be exchanged for, converted
----
into, or exercised to acquire a predetermined number of shares of an issuer's common stock at the option of the holder during a specified period of time. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income that may be derived from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the covertible security's underlying common stock.

          In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or
                                  ----
its "conversion value" (i.e., its value upon conversion into its underlying
                        ----
common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

          Investment in Lower-Rated Debt Securities. The Funds may invest in
          -----------------------------------------
debt securities rated below investment grade by a nationally-recognized rating agency (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or
        ----
BBB by Standard & Poor's Ratings Group ("S&P") or in unrated debt securities which, in the judgment of Edgar Lomax, possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds").

          Investment in junk bonds involves substantial risk. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered by those rating agencies to be predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security, and generally involve greater volatility of price than securities in higher rating categories. More specifically, junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Funds may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Funds purchase a particular security, in which case the Funds may experience losses and incur costs.

          Junk bonds tend to be more volatile than higher rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher rated fixed income securities. Like higher rated fixed income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions may impair the liquidity of this market and may cause prices the Funds receive for its junk bond holdings to be reduced, or the Funds may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the portfolio securities held by a Fund than in the case of securities trading in a more liquid market.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

          The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; the bonds' future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thus not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC, C and D - Bonds rated in each of these categories are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy.

          The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

          aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          baa - An issue which is rated Baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba - An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b - An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          caa - An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

          ca - An issue rated ca is speculative to a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

          c - An issue rated c is in the lowest rated class of preferred stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

          BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B and CCC - An issue rated in any of these categories is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation, and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C - An issue rated C is a non-paying issue of preferred stock.

          D - An issue rated D is a non-paying issue with the issuer in default on debt instruments.

          NR - An issue designated NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

INVESTMENT LIMITATIONS
----------------------

          The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund.

          The limitations applicable to each Fund are:

     1.   Borrowing Money.  The Fund will not borrow money, except from a bank,
          ---------------
provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.

     2.   Pledging.  The Fund will not mortgage, pledge, hypothecate or in any
          --------
manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3.   Margin Purchases.  The Fund will not purchase any securities on
          ----------------
"margin" (except such short-term credits as are necessary for the clearance of transactions).

     4.   Short Sales.  The Fund will not make short sales of securities, or
          -----------
maintain a short position, other than short sales "against the box." In addition, the Fund will not write put or call options.

     5.   Commodities.  The Fund will not purchase or sell commodities or
          -----------
commodity contracts, including futures.

     6.   Mineral Leases.  The Fund will not purchase oil, gas or other mineral
          --------------
leases, rights or royalty contracts.

     7.   Underwriting.  The Fund will not act as underwriter of securities
          ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws.

     8.   Illiquid Investments.  The Fund will not purchase securities for which
          --------------------
no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities.

     9.   Real Estate.  The Fund will not purchase, hold or deal in real estate
          -----------
or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities.

     10.  Loans.  The Fund will not make loans to other persons, except (a) by
          -----
loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11.  Investing for Control.  The Fund will not invest in companies for the
          ---------------------
purpose of exercising control or management.

     12.  Other Investment Companies.  The Fund will not invest more than 10%
          --------------------------
of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     13.  Securities Owned by Affiliates.  The Fund will not purchase or retain
          ------------------------------
the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or principals of Investor Resources Group, Inc. (the "Manager") or its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     14.  Industry Concentration.  The Fund will not invest more than 25% of its
          ----------------------
total assets in any particular industry.

     15.  Senior Securities.  The Fund will not issue or sell any senior
          -----------------
security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

          With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

          The Trust does not intend to pledge, mortgage or hypothecate the assets of the Funds. The Trust does not intend to make short sales of securities "against the box" as described above in investment limitation 4. The Trust does not intend to purchase securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities, as described above in investment limitation 9. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

          The trustees and officers of the Trust, their ages, and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by a single asterisk.

Trustees of the Trust

EUGENE A. PROFIT* (31) -- President and Chief Executive Officer, Investor Resources Group, Inc. (February, 1996 to Present). Investment Executive, Legg Mason Wood Walker (1994-1996). Marketing Director, Crossroads Group, Parsippany, New Jersey (1993-1994). Owner, Cravings Bakery (1991-1993). Player, National Football League (1986-1991). His address is 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910.

JOSEPH A. QUASH, M.D.* (56) -- Cardiologist, Capital Cardiology Group, Washington, D.C. (1976 to Present). His address is 8005 Split Oak Drive, Bethesda, Maryland 20815.

RAYMOND S. McGAUGH* (42) -- Vice President of Finance and General Counsel, The Edgar Lomax Company (1995 to Present). Principal, Albert, Bates, Whitehead & McGaugh, P.C., Chicago, Illinois (1992-1995). Associate, Bell, Boyd & Lloyd, Chicago, Illinois (1990-1992). His address is 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150.

ROBERT M. MILANICZ (47) -- Comptroller, American Psychiatric Association, Washington, D.C. (1978 to Present). His address is 1400 K Street, N.W., Washington, D.C. 20005.

RONALD R. DAVENPORT, Jr. (33) -- General Counsel, Sheridan Broadcasting Corp. (1993 to Present). Manager of Affiliate Relations, American Urban Radio Networks (1993 to Present). Attorney, Board of Governors of the Federal Reserve System (1988-1993). His address is 301 E.94th Street, Apt. 5D, New York, New York 10128.

LARRY E. JENNINGS, Jr. (33) -- Managing Director and Chief Executive Officer, Carnegie Morgan Energy Co., Baltimore, Maryland (November 1994 to Present). Managing Director, Legg Mason Wood Walker (May 1987 to November 1994).

Officers of the Trust

EUGENE A. PROFIT (31) -- President, Chief Executive Officer and Secretary of the Trust.

JAMES F. VOLK** -- Treasurer and Chief Financial Officer of the Trust.
Director, Investment Accounting Operations, SEI Corporation, Wayne, Pennsylvania (1996 to Present). Assistant Chief Accountant, SEC's Division of Investment Management (1993-1996). Senior Manager, Coopers & Lybrand L.L.P.
(1985-1993).

BARBARA A. NUGENT** (40) -- Vice President and Assistant Secretary of the Trust. Vice President, Legal, SEI Corporation, Wayne, Pennsylvania (1996 to Present). Associate, Drinker, Biddle & Reath (1994-1996). Assistant Vice
President/Administration, Delaware Service Company (prior to 1994).

TODD CIPPERMAN** (30) -- Vice President and Assistant Secretary of the Trust. Vice President and Assistant Secretary, SEI Corporation (November 1995 to Present). Associate, Dewey Ballantine (1994 to May 1995). Associate, Winston & Strawn (prior to 1994).



SANDRA K. ORLOW** (43) -- Vice President and Assistant Secretary of the Trust. Vice President and Assistant Secretary, SEI Fund Resources and SEI Financial Services, Inc. (1983 to Present).

KEVIN P. ROBINS** (35) -- Vice President and Assistant Secretary of the Trust. Senior Vice President and General Counsel, SEI Corporation and SEI Financial Services, Inc. (1994 to Present). Vice President and Assistant Secretary, SEI Fund Resources and SEI Financial Services, Inc. (1992 to 1994). Associate, Morgan, Lewis & Bockius LLP (before 1992).

KATHRYN L. STANTON** (38) -- Vice President and Assistant Secretary of the Trust. Vice President and Assistant Secretary, SEI Fund Resources and SEI Financial Services, Inc. (1994 to Present). Associate, Morgan, Lewis & Bockius (before 1994).

MARC CAHN** (39) -- Vice President and Assistant Secretary of the Trust. Attorney, SEI Corporation (1996 to Present). Associate General Counsel, Barclays Bank PLC (1994 to 1996). ERISA Counsel, First Fidelity Bancorporation (prior to 1994).

** The address of each person designated by a double asterisk is 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.

     The following table sets forth the aggregate compensation to be paid by the Trust for the fiscal year ending September 30, 1997, to the Trustees who are not affiliated persons of the Trust or of the Manager or Adviser:

Name of        Aggregate     Pension or    Estimated Annual   Total
Trustee        Compensation  Retirement    Benefits Upon      Compensation
               From          Benefits      Retirement         from
               Registrant*   Accrued As                       Registrant
                             Part of Fund
                             Expenses
--------------------------------------------------------------------------------
Robert         $4,000        None          N/A                $4,000
Milanicz

R. Davenport    4,000        None          N/A                 4,000

L. Jennings     4,000        None          N/A                 4,000


* Each Trustee that is not affiliated with the Trust or the Manager or Adviser receives a fee equal to $1,000 for each regularly scheduled and special meeting of the Trust attended. Such Trustees are also reimbursed for all of out-of-pocket expenses incurred in attending such meetings.

THE INVESTMENT MANAGER
----------------------

     Investor Resources Group, Inc. (the "Manager") performs management, statistical, portfolio adviser selection and other services for the Trust pursuant to an Investment Management Agreement. The Manager was formed in February, 1996 as a Delaware corporation for the purpose of providing investment advice and distribution services to the Trust and to other registered investment companies.

     Under the terms of the Investment Management Agreement, the Manager manages the Funds' investments. The Profit Lomax Value Fund pays the Manager a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets. The Profit Lomax Institutional Equity Fund pays the Manager a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds are obligated to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Manager bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Manager are paid by the Manager.

     By its terms, the Trust's Investment Management Agreement will remain in force until October 25, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, by a vote cast in person at a meeting called for the purpose of voting for such approval. The Trust's management agreement may be terminated at any time with respect to either Fund, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Manager. The management agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The Manager will reimburse a Fund, up to the amount of its fee for such Fund for any fiscal year, to the extent that the expenses of the Fund for such fiscal year exceed 1.95% If any such reimbursement is required, the payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Fund at the end of such month. Certain expenses such as brokerage commissions, if any, taxes, interest, and extraordinary items are excluded from such limitations.

     The name "Profit" is a property right of the Manager. The Manager may use the name "Profit" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Profit" if the Manager ceases to be employed as the Fund's investment manager.

THE INVESTMENT ADVISER
----------------------

     The Edgar Lomax Company (the "Adviser") has been retained by the Manager to serve as the subadviser to the Funds pursuant to an Investment Advisory Agreement. The Adviser, which was established in 1986, provides investment management services to institutions, and currently has approximately $580 million under management.

     Under the terms of the Investment Advisory Agreement, the Adviser selects the portfolio securities for investment by each Fund, purchases and sells securities of each Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Manager. The Adviser receives a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the value of the daily net assets of the Profit Lomax Value Fund and 0.37% of the value of the daily net assets of the Profit Lomax Institutional Equity Fund. The services provided by the Adviser are paid for wholly by the Manager. The compensation of any officer, director or employee of the Adviser who is rendering services to the Funds is paid by the Adviser.

     The employment of the Adviser will remain in force until October 25, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, by a vote cast in person at a meeting called for the purpose of voting for such approval. The employment of the Adviser may be terminated at any time with respect to either Fund, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, by the Manager, or by the Adviser. The agreement with the Adviser automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The name "Lomax" is a property right of the Adviser. The Adviser may use the name "Lomax" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Lomax" if the Adviser ceases to be employed as the Fund's investment adviser.

THE DISTRIBUTOR
---------------

     Countrywide Investments, Inc. ("Countrywide" or "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as principal underwriter or Distributor for the Trust pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years from the date of its execution, and for continuous one-year periods thereafter if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

     Under the terms of the Underwriting Agreement, and in accordance with a distribution Plan for the Value Fund (as defined under "Distribution Plan" below), the Value Fund or the Manager pays all costs relating to distribution of shares of the Value Fund, subject to a limit of 0.25% per annum of the average daily net asset value of the Value Fund for payments made directly by the Value Fund or for payments made to the Manager by the Value Fund as reimbursement for distribution expenses incurred by the Manager.

     The Underwriting Agreement may be terminated by the Value Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Value Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN
-----------------

     The Profit Lomax Value Fund (the "Value Fund") has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits the Value Fund to pay for expenses incurred in the distribution and promotion of the Value Fund's shares. Under the terms of the Plan, the Value Fund may pay directly for various expenses incurred in connection with the distribution of shares of the Value Fund, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, or in connection with shareholder support services which the Value Fund may reasonably request and which are not otherwise provided by the Trust's
transfer agent.   Alternatively, the

Value Fund may, under the terms of the Plan, reimburse the Manager for the foregoing expenses incurred on behalf of the Value Fund. Unreimbursed expenses will not be carried over from year to year, nor will the Value Fund have any obligation for unreimbursed expenses upon termination of the Plan.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Value Fund. In the event the Plan is terminated in accordance with its terms, the Value Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of those Trustees who are not interested persons of the Trust.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Value Fund and its shareholders. The Board of Trustees believes that expenditure of the Value Fund's assets for distribution expenses under the Plan should assist in the growth of the Value Fund, which will benefit the Value Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Value Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Value Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not "interested persons" of the Trust are committed to their discretion during such period.


ADMINISTRATOR
-------------

     SEI Fund Resources ("SEI" or "Administrator"), 680 E. Swedesford Road, Wayne, Pennsylvania 19087, serves as Administrator to the Trust pursuant to an Administration Agreement. As Administrator, SEI supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. SEI supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. SEI also provides accounting services for the Trust.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, SHAREHOLDER SERVICING AGENT
----------------------------------------------------------------------

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as Transfer Agent to the Trust pursuant to a Transfer Agency and Service Agreement. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as dividend disbursing agent and shareholder servicing agent for the Trust. BFDS is a subsidiary of State Street Bank and Trust Company. In their respective roles, State Street and BFDS maintain the records of each shareholder's account, answer shareholders' inquiries concerning their accounts, process purchases and redemptions of the Fund's shares, act as dividend and distribution disbursing agent and perform other shareholder service functions.

CUSTODIAN
---------

     CoreStates Bank, N.A., 530 Walnut Street, Philadelphia, Pennsylvania 19101-7618, serves as custodian to the Trust pursuant to a Custodian Agreement. As custodian, CoreStates Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103-2962, serves as independent certified public accountants to the Trust.

LEGAL COUNSEL
-------------

     Paul, Hastings, Janofsky & Walker LLP, 1299 Pennsylvania Avenue, N.W., Tenth Floor, Washington, D.C.

20004, serves as counsel to the Trust. Goodwin, Procter & Hoar LLP, 53 State Street, 24th Floor, Boston, Massachusetts 02109, serves as special Massachusetts counsel to the Trust.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

     The Adviser may aggregate purchase and sale orders for the Funds and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Funds and its other clients. The Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared on a pro rata basis.

     Code of Ethics. The Trust, the Manager and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Manager and the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of each. The Code requires that all employees of both the Manager and the Adviser preclear any personal securities transactions (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by either Fund. The substantive restrictions applicable to investment personnel of the Manager and the Adviser include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Manager and Adviser within periods of trading by either Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period. The Adviser anticipates that the portfolio turnover rate for each Fund normally will not exceed 50%.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently

4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in either Fund's portfolio securities that its net asset value might be materially affected.

TAXES
-----

     Each Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding or demonstrates an exemption from withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require each Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P (1 + T)/n/ = ERV
Where:

  P =       a hypothetical initial payment of $1,000
  T =       average annual total return
  n =       number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Funds may provide comparative performance information appearing in the Lipper growth funds category. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance.


FINANCIAL STATEMENTS
--------------------

     The Statement of Assets and Liabilities for the Profit Lomax Value Fund, as of October 25, 1996, which has been audited by Coopers & Lybrand L.L.P., is attached to this Statement of Additional Information.

     The unaudited financial statements for the Profit Lomax Value Fund, as of March 31, 1997 and for the six month period ended on this date, are also attached to this Statement of Additional Information.

     The Profit Lomax Institutional Equity Fund has not yet begun operations.

REGISTRATION STATEMENT
----------------------

     The Trust's Prospectuses and this Statement of Additional Information do not contain all of the information set forth in the Trust's Registration Statement and related forms as filed with the Securities and Exchange Commission. The Registration Statement and related forms may be inspected at the Public Reference Room of the Commission, 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                         PROFIT FUNDS INVESTMENT TRUST

                            PROFIT LOMAX VALUE FUND


                      SEMI-ANNUAL REPORT TO SHAREHOLDERS

                     For The Period Ending March 31, 1997

Statement of Net Assets                                  Profit Lomax Value Fund

March 31, 1997                                                         Unaudited


PROFIT LOMAX                                                             Market
VALUE FUND                                                     Shares     Value
-------------------------------------------------------------------------------
Comon Stock (95.8%)
Aerospace & Defense (3.4%)
 Raytheon                                                         610  $ 27,526
                                                                       --------
Automotive (4.7%)
 General Motors                                                   695    38,486
                                                                       --------
Banke (6.2%)
 First Chicago                                                    525    28,416
 J.P. Morgan                                                      225    22,106
                                                                       --------
                                                                         50,522
                                                                       --------
Chemicals (2.9%)
 E.I. du Pont de Nemours                                          225    23,850
                                                                       --------
Computers & Services (4.0%)
 Harris                                                           415    31,903
 NCR*                                                              32     1,128
                                                                       --------
                                                                         33,031
                                                                       --------
Electrical Utilities (6.8%)
 American Electric Power                                          700    28,875
 Southern                                                       1,260    26,618
                                                                       --------
                                                                         55,493
                                                                       --------
Food, Beverage and Tobacco (2.9%)
 Phillip Morris                                                   210    23,966
                                                                       --------

Insurance (7.1%)
 American General                                                 675    27,506
 Cigna                                                            210    30,686
                                                                       --------
                                                                         58,192
                                                                       --------
Paper & Paper Products (12.5%)
 International Paper                                              960    37,320
 Minnesota Mining & Manufacturing                                 450    38,025
 Weyerhaeuser                                                     605    26,998
                                                                       --------
                                                                        102,343
                                                                       --------
Petroleum & Fuel products (3.7%)
 Atlantic Richfield                                               220    29,700
                                                                       --------
Petroleum Refining (16.9%)
 Amoco                                                            355    30,752
 Chevron                                                          605    42,123
 Exxon                                                            380    40,945
 Texaco                                                           225    24,638
                                                                       --------
                                                                        138,458
                                                                       --------
Railroads (3.3%)
 Norfolk Southern                                                 315    26,854
                                                                       --------
Retail (11.0%)
 May Department Stores                                            595    27,072
 The Limited                                                    1,515    27,838
 Wal-Mart Stores                                                1,260    35,123
                                                                       --------
                                                                         90,033
                                                                       --------
Rubber & Plastic (3.6%)
 Dow Chemical                                                     370    29,600
                                                                       --------
Semi-Conductors/Instruments (3.1%)
 AMP                                                              740    25,437
                                                                       --------
Telephones & Telecommunication (3.7%)
 AT&T                                                             875    30,406
                                                                       --------
Total Common Stock
 (Cost $776,591)                                                        783,897
                                                                       --------

Cash Equivalents (7.3%)
 Corestats Liquidity                                          $23,066    23,066
 Vanguard Money
  Market (Prime)                                               37,000    37,000
                                                                       --------
Total Cash Equivalents
 (Cost $60,066)                                                          60,066
                                                                       --------
Total Investments (103.1%)
 (Cost $836,656)                                                        843,963
                                                                       --------
Other Assets and Liabilities, Net (-3.1%)                               (25,224)
                                                                       --------

Net Assets:
 Portfolio Shares (unlimited authorization--no par value)
  based on 78,524 outstanding shares of beneficial interest             806,952
 Undistributed net investment income                                      2,993
 Accumulated net realized gain on investments                             1,487
 Net unrealized appreciation on investments                               7,307
                                                                       --------
Total Net Assets (100.0%)                                              $818,739
                                                                       ========
 Net Asset Value Per Share                                               $10.43
                                                                       ========

*Non-income producing security

   The accompanying notes are an integral part of the financial statements.

Statement of Operations                                  Profit Lomax Value Fund

For the period November 15, 1996 to March 31, 1997                     Unaudited


Investment Income:
  Interest Income..................................................    $    775
  Dividend Income..................................................       6,103
                                                                       --------
    Total Investment Income........................................       6,878
                                                                       --------
Expenses:
  Investment Advisory Fees.........................................       2,484
  Less: Waiver of Investment Advisory Fees.........................      (2,484)
  Administrator Fees...............................................      24,094
  Less: Waiver of Administrator Fees...............................     (18,405)
  Professional Fees................................................       9,346
  Transfer Agent Fees..............................................      10,883
  Pricing Fees.....................................................         751
  Printing Expenses................................................       7,506
  Custodian Fees...................................................         414
  Registration Fees................................................       4,698
  Amortization of Deferred Organization............................       4,880
  Trustee Fees.....................................................       4,505
  Insurance Expense................................................       1,061
                                                                         ------
  Total Expenses before Reimbursement..............................      49,733
  Reimbursement of Expenses by Advisor.............................     (45,848)
                                                                         ------
    Total Expenses.................................................       3,885
                                                                         ------
Net Investment Income..............................................       2,993
                                                                         ------
  Net Realized Gain from Investments Sold..........................       1,487
  Net Change in Unrealized Appreciation on Investments.............       7,307
                                                                         ------
Net Gain on Investments............................................       8,794
                                                                         ------
Increase in Net Assets Resulting from Operations...................      11,787
                                                                         ======


   The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets                       Profit Lomax Value Fund

For the period November 15, 1996 to March 31, 1997                     Unaudited


Operations:
 Net Investment Income...............................................   $  2,993
 Net Realized Gain from Investments Sold.............................      1,487
 Net Change in Unrealized Appreciation on Investments................      7,307
                                                                        --------
   Net Increase in Net Assets Resulting from Operations..............     11,787
                                                                        --------

Distributions To Shareholders From:
 Net Investment Income...............................................         --
 Capital Gains.......................................................         --
                                                                        --------
   Total Distributions to Shareholders...............................         --
                                                                        --------

Capital Share Transactions:
 Proceeds from Shares Issued.........................................    807,253
 Reinvestment of Cash Distributions..................................         --
 Cost of Shares Repurchased..........................................       (301)
                                                                        --------
   Increase in Net Assets Derived from Capital Share Transactions....    806,952
                                                                        --------
   Total Increase in Net Assets......................................    818,739

Net Assets:
 Beginning of Period.................................................         --
                                                                        --------
 End of Period.......................................................   $818,739
                                                                        ========

Capital Share Transactions:
 Shares Issued.......................................................     78,552
 Shares Issued in Lieu of Cash Distributions.........................         --
 Shares Repurchased..................................................        (28)
                                                                        --------
   Net Capital Share Activity........................................     78,524
                                                                        ========

Amounts designated as "--" are $0.



   The accompanying notes are an integral part of the financial statements.

Financial Highlights                                     Profit Lomax Value Fund

For the period ended March 31, 1997                                    Unaudited

For a Share Outstanding Throughout the Period

                                  Net                                                                                      Ratio
          Net                 Realized and                                   Net                                           of Net
         Asset                 Unrealized    Distributions  Distributions   Asset                 Net         Ratio      Investment
         Value        Net       Gains or       from Net         from        Value                Assets     of Expenses    Income
       Beginning   Investment  (Losses)on     Investment       Capital       End       Total      End       to Average   to Average
       of Period     Income    Investments      Income          Gains     of Period   Return   of Period    Net Assets   Net Assets
       ---------   ---------- ------------   ------------   ------------  ---------   ------   ---------    ----------   ----------
1997(1) $10.00       $0.04       $0.39          $--             $--         $10.43     4.30%    $818,739       1.95%       1.50%

                            Ratio
                            of Net
            Ratio         Investment
         of Expenses     Income (Loss)
         to Average       to Average
         Net Assets       Net Assets
         (Excluding       (Excluding        Portfolio     Average
         Waivers and      Waivers and       Turnover     Commission
       Reimbursements)  Reimbursements)       Rate         Rate(2)
       ---------------  ---------------     --------     ----------
1997(1)   35.43%          (31.98)%            9.89%        $0.06

(1) The Fund commenced operations on November 15, 1996.
(2) Average commission rate paid per share for security purchases and sales during the period.


   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements                            Profit Lomax Value Fund

March 31, 1997                                                         Unaudited

1. Organization:

The Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two funds: the Profit Lomax Value Fund (the "Fund") and the Profit Lomax Institutional Equity Fund. As of March 31, 1997, the Profit Lomax institutional Equity Fund has not commenced operations. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     Security Valuation -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchases discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     Federal Income Taxes -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes is required.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     Net Asset Value Per Share -- The net asset value per share of the Fund is calculated each business day. In general, it is completed by dividing the assets of each Fund, less its liabilities, by the number of shares outstanding shares of the Fund.

     Other -- Distributions from net investment income for the Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the finan-

                                                         Profit Lomax Value Fund

                                                                       Unaudited
Notes to Financial Statements (concluded)

March 31, 1997

    cial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3.  Investment Advisory Agreement:

The Fund has an agreement with Investor Resources Group, Inc. (the "Manager"), to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The agreement requires the Fund to pay the Manager a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The Manager currently intends to waive its fee and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. The waiver and reimbursement are voluntary and may be discontinued at any time.

The Manager has retained the Edgar Lomax Company ("Edgar Lomax"), to serve as subadviser to the Fund. For its services, the Manager pays Edgar Lomax a fee at the annual rate of 0.50% of the Fund's average daily net assets.

CoreStates Bank, N.A., acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

4. Administration Agreements:

The Fund has entered into an Administration Agreement with SEI Fund Resources. For its services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets on the first $50 million of the Fund, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000.

The Fund has retained State Street Bank and Trust Company as it Transfer Agent. Boston Financial Data Services, Inc., serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

5. Organization Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Fund and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Fund are also officers of the Manager or the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended March 31, 1997 were as follows:

                                               Purchases        Sales
                                               ---------      ---------
Profit Lomax
 Value Fund                                    $828,382       $(53,278)

The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 1997 was as follows:


                                                         Net Unrealized
                                                          Appreciation
                       Appreciation    Depreciation      (Depreciation)
                       ------------    ------------      --------------
Profit Lomax
 Value Fund             $27,981         $(20,674)            $7,307

Profit Funds Investment Trust
Profit Lomax Value Fund
Statement of Assets and Liabilities
October 25, 1996

Report of Independent Accountants

To the Shareholders and Board of Trustees of the Profit Funds Investment Trust:

We have audited the Statement of Assets and Liabilities of the Profit Lomax Value Fund as of October 25, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Profit Lomax Value Fund as of October 25, 1996 in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 29, 1996

Profit Funds Investment Trust
Profit Lomax Value Fund
Statement of Assets and Liabilities
October 25, 1996


Assets:
     Cash                             $100,000
     Deferred Organizational Costs      65,000

                                      --------
     Total Assets                     $165,000
                                      --------

Liabilities:
     Organizational Costs Payable       65,000
                                      --------

Net Assets:
Portfolio shares of the Fund (unlimited
authorization - no par value) based on
10,000 outstanding shares of beneficial
interest                              $100,000
                                      --------


Net Asset Value, Offering and Redemption Price
Per Share                             $  10.00
                                         -----

The accompanying notes are an integral part of the financial statement.

Notes to the Financial Statements
October 25, 1996

1.   Organization

The Profit Funds Investment Trust ("Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment Trust with two funds: the Profit Lomax Value Fund, and the Profit Lomax Institutional Equity Fund. Currently the Trust is only offering shares of the Profit Lomax Value Fund (the "Fund") to investors, but may in the future offer shares of the Profit Lomax Institutional Equity Fund and other funds. The statement presented in this report pertain exclusively to the Profit Lomax Value Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statement, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

Security Valuation - Equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) will be stated at the last quoted sales price--if readily available for such equity securities--on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, will be valued at the most recently quoted bid price.

Debt obligations exceeding 60 days to maturity for which market quotations are readily available will be valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

Federal Income Taxes - It is the Fund's intention to qualify as a regulated investment Trust by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal Income or excise taxes will be required.

Security Transactions and Investment Income - Security transactions will be accounted for on the trade date of the security purchase or sale. Dividend income will be recognized on ex-dividend date, and interest income will be recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Fund will be accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Net Asset Value Per Share - The net asset value per share of the Fund will be calculated each business day. In general, it will be computed by dividing the assets of the Fund, less its liabilities, by the number of shares outstanding. The maximum offering price of the Fund will be equal to its net asset value.

Other - Distributions from net investment income and net realized capital gains for the Fund will be declared and paid to shareholders at least once per year.

3.  Administration and Transfer Agent Agreements

The Trust and SEI Fund Resources (the "Administrator") are parties to an administration agreement (the "Administration Agreement") under which the Administrator will provide administration services in exchange for an annual fee equal to the greater of (1) 0.15% of the average daily net assets up to $50 million, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets for over $100 million or (2) $65,000.

The Trust and Boston Financial Data Services ("BFDS"), a subsidiary of State Street Bank and Trust Company, are parties to a Transfer Agency servicing agreement under which BFDS will provide transfer agency services to the Trust.

4.  Investment Advisory Agreement

The Trust and Investor Resources Group, Inc. (the "Adviser") are parties to an investment advisory agreement (the "Advisory Agreement") under which the Adviser is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser and the Edgar Lomax Company have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") under which the Sub-Adviser is entitled to a fee from the Adviser, computed daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its fee and contribute amounts in excess of its fee to enable the Fund to maintain an expense ratio of 1.95%. These waivers and contributions are voluntary and may be terminated at any time.

5.  Organizational Costs and Transactions with Affiliates

The organizational costs of the Fund have been, or will be, paid by the Administrator. The Administrator will be reimbursed by the Fund for these costs after the Fund's commencement of operations. The Fund will capitalize these organizational costs and amortize them, upon commencement of operations, on a straight line basis over a maximum of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

                         PROFIT FUNDS INVESTMENT TRUST
                         -----------------------------

PART C.   OTHER INFORMATION
-------   -----------------

Item 24.  Financial Statements and Exhibits
-------   ---------------------------------

  (a)  (i)   Financial Statements included in Part A:
             None

       (ii)  Financial Statements included in Part B:

             Statement of Assets and Liabilities of the Profit Lomax Value Fund as of October 25, 1996

             Notes to the Financial Statement

             Report of Independent Accountants dated October 29, 1996

             Unaudited Statement of Net Assets as of March 31, 1997

             Unaudited Statement of Operations for the period November 15, 1996 to March 31, 1997

             Unaudited Statement of Changes in Net Assets for the period November 15, 1996 to March 31, 1997

             Notes to the Financial Statements

  (b)  Exhibits

       (1)  Agreement and Declaration of Trust*

       (2)  Bylaws*

       (3)  Inapplicable

       (4)  Inapplicable

       (5)  (i)   Form of Management Agreement with Investor Resources Group,
                  Inc.*

            (ii) Form of Investment Advisory Agreement with The Edgar Lomax Company*

       (6)  Form of Underwriting Agreement with Countrywide Investments, Inc.

       (7)  Inapplicable

       (8)  Form of Custody Agreement with CoreStates Bank, N.A.*

       (9)  (i)   Form of Administration Agreement with SEI Fund Resources*


           (ii) Form of Transfer Agency and Service Agreement with State Street Bank and Trust Company*

       (10) Opinion and Consent of Counsel*

       (11) Consent of Independent Public Accountants*

       (12) Inapplicable

       (13) Form of Agreement Relating to Initial Capital*

       (14)  Inapplicable

       (15) Form of Plan of Distribution Pursuant to Rule 12b-1*

       (16) Inapplicable

       (17) Financial Data Schedule

       (18) Inapplicable
--------------------------------------

*      Filed previously and incorporated herein by reference.


Item 25.    Persons Controlled by or Under Common Control with Registrant.
-------     -------------------------------------------------------------

       None.

Item 26.    Number of Holders of Securities.
-------     -------------------------------

       As of May 21, 1997, there were 124 holders of Shares of the Profit Lomax Value Fund. The Profit Lomax Institutional Equity Fund has not yet commenced operations.

Item 27.    Indemnification.
-------     ---------------

       Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

       "Section 6.4   Indemnification of Trustees, Officers, etc.  Subject to
        -----------
       and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct).
       Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

       Section 6.5   Advances of Expenses.  The Trust shall advance attorneys'
       -----------
       fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

       Section 6.6   Indemnification Not Exclusive, etc.  The right of
       -----------
       indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to

Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors' and officers' liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, Investor Resources Group, Inc. (the "Manager") and The Edgar Lomax Company (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


       The Management Agreement with the Manager provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Management Agreement on the part of the Manager, the Manager shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services under the Management Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

       The Investment Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Investment Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the

Investment Advisory Agreement or breach of its duty or of its obligations under the Investment Advisory Agreement.


Item 28. Business and Other Connections of the Investment
-------  ------------------------------------------------
       Adviser.
       -------

       (a) The Manager, a Delaware corporation organized in February, 1996, is a registered investment adviser formed for the purpose of providing investment advisory and related services to individuals and institutional investors.

       The Adviser, a Delaware corporation organized in 1986, is a registered investment adviser providing investment advisory services to the Registrant and various other individual and institutional clients. The Adviser has no other business of a substantial nature.

       (b) The directors and officers of the Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years by the Manager or its directors and officers, are described below:

    (i) Eugene Profit - Chairman of the Board, President and Chief Executive Officer of the Manager.

            President, Chief Executive Officer and Secretary of the Registrant.

    (ii) Joseph A. Quash, M.D. - Executive Vice President of Corporate Strategy of the Manager.

            Senior Partner of Capital Cardiology Group.

    (iii) Michelle D. Quash - Executive Vice President and Secretary of the Manager.

            Staff Attorney, Federal Reserve Board.

       The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years by the Adviser or its directors and officers, are described below:

   (i)      Randall R. Eley - President and Director of the Adviser.

            A General Partner of the Lomax Investment Limited Partnership, a partnership investing in stock index futures and underlying common stock.

  (ii)      Raymond S. McGaugh - Vice President of the Adviser.

            Principal of Albert, Bates, Whitehead & McGaugh, a law firm.

  (iii)     Dena L. Hudgins - Vice President of the Adviser.

            Business Analyst and Operations Manager with Fidelity Investments, a brokerage firm, until December, 1995.

  (iv)      Arnold L. Johnson - Director Emeritus of the Adviser.

  (v)       Melvin C. Eley, Jr. - Director of the Adviser.

            Computer Specialist with the U.S. Government Printing Office.

  (vi)      Michael A. Kallish - Director of the Adviser.

            Home Care Coordinator for Walter Reed Army Medical Center.

  (vii)     Leonard A. DeCecchis - Director of the Adviser.

            Executive Vice President of Prestone Products, a consumer products company.

  (viii)    Felicia O. Flowers-Smith - Director of the Adviser.

            Vice President of Everen Securities, an investment banking firm. Vice President of Kemper Securities, Inc., an investment banking firm, until 1995.

  (ix)      William O. Kafes - Director of the Adviser.

  (x)       Darlyce M. Eley - Secretary of the Adviser.

Item 29.  Principal Underwriters.
-------   ----------------------

  (a) Countrywide Investments, Inc. serves as the principal underwriter for the Trust. Countrywide Investments, Inc. also serves as principal underwriter, depositor or investment adviser for the following investment companies:
Countrywide Tax-Free Trust, Countrywide Investment Trust and Brundage, Story and Rose Investment Trust.

  (b) The following persons serve as directors or officers of Countrywide Investments, Inc. Unless otherwise indicated by an asterisk (*), the address of the persons listed below is 312 Walnut Street, Cincinnati, Ohio 45202. The address of those persons denoted by an asterisk (*) is 4500 Park Granada Road, Calabasas, California 91302.


  (1)                       (2)                              (3)
Name and Principal      Positions and Offices             Positions and
Business Address        with Underwriter                  Offices With
                                                          Registrant
Angelo R. Mozilo*       Chairman and Director                  None

Robert H. Leshner       President and Director                 None

Andrew S. Bielanski*    Director                               None

Thomas H. Boone*        Director                               None

Marshall M. Gates*      Director                               None

David Sambol*           Director                               None

John J. Goetz          Vice President and
                       Chief Investment Officer                None

Maryellen Peretzky     Vice President -
                       Administration, Human
                       Resources and Operations                None

Sharon L. Karp         Vice President -
                       Marketing                               None

John F. Splain         Secretary and
                       General Counsel                         None

Robert G. Dorsey       Treasurer                               None

Susan F. Flischel      Vice President -
                       Investments                             None

Scott Weston           Assistant Vice President
                       - Investments                           None


  (c)  Inapplicable

Item 30. Location of Accounts and Records.
-------  --------------------------------

       Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, as well as at the offices of the Registrant's transfer agent located at 225 Franklin Street, Boston, Massachusetts 02110.

Item 31.  Management Services Not Discussed in Parts A or B.
-------   -------------------------------------------------

       Inapplicable

Item 32.  Undertakings.
-------   ------------

  (a)  Inapplicable

  (b)  Inapplicable

  (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES
                                   ----------


                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Silver Spring and State of Maryland, on the 30th day of May, 1997.

                           PROFIT FUNDS INVESTMENT TRUST

                           By: /s/ Eugene A. Profit
                               ----------------------------
                               Eugene A. Profit
                               President, Chief Executive Officer
                               & Secretary


                 Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement for the Profit Funds Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                     Title            Date
          ---------                     -----            ----

       /s/ Eugene A. Profit             President        May 30, 1997
       -------------------------        and Trustee
       Eugene A. Profit

       /s/ James F. Volk                Treasurer        May 30, 1997
       -------------------------
       James F. Volk


       /s/ Joseph A. Quash, M.D.        Trustee          May 30, 1997
       -------------------------
       Joseph A. Quash, M.D.


                                        Trustee          May __, 1997
       -------------------------
       Raymond S. McGaugh


       /s/ Robert M. Milanicz           Trustee          May 30, 1997
       -------------------------
       Robert M. Milanicz


                                        Trustee          May __, 1997
       -------------------------
       Ronald R. Davenport, Jr.


       /s/ Larry E. Jennings, Jr.       Trustee          May 30, 1997
       --------------------------
       Larry E. Jennings, Jr.

                               INDEX TO EXHIBITS

(1)    Agreement and Declaration of Trust*

(2)    Bylaws*

(3)    Inapplicable

(4)    Inapplicable

(5)    (i)  Form of Management Agreement*

       (ii) Form of Investment Advisory Agreement*

(6)    Form of Underwriting Agreement

(7)    Inapplicable

(8)    Form of Custody Agreement*

(9)    (i)  Form of Administration Agreement*

(9)    (ii) Form of Transfer Agency and Service Agreement*

(10)   Opinion and Consent of Counsel*

(11)   Consent of Independent Public Accountants*

(12)   Inapplicable

(13)   Form of Agreement Relating to Initial Capital*

(14)   Inapplicable

(15)   Form of Plan of Distribution Pursuant to Rule 12b-1*

(16)   Inapplicable

(17)   Financial Data Schedule

(18)   Inapplicable

----------------------------

* Filed previously in initial Registration Statement or in Pre-effective Amendment No. 1 or Pre-effective Amendment No. 2 to the Registration Statement, and incorporated herein by reference.